Consolidated shareholders’ equity - Summary of Stock Option Plans Awarded and Measurement of Stock Option Plans (Details) € / shares in Units, € in Millions	Apr. 30, 2019 EUR (€) shares € / shares	May 02, 2018 EUR (€) shares € / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Total number of options granted (in shares) | shares	220,000	220,000
Exercise price (in euros per share)	€ 76.71	€ 65.84
Award vesting/service period	4 years	4 years
Fair value of the plan | €	€ 2	€ 1
Fair value per option granted (in euros per share)	€ 7.80	€ 6.32
Dividend yield	4.31%	4.87%
Volatility of Sanofi shares, computed on a historical basis	22.48%	23.10%
Risk-free interest rate	0.15%	0.36%
Plan maturity	8 years	7 years